VAN ECK FUNDS

(the “Registrant”)

Supplement dated March 14, 2016 to the
Prospectuses, Summary Prospectuses, and Statements of Additional Information
dated May 1, 2015
for each series of the above named Registrant
(each a “Fund” and collectively, the “Funds”)

Effective May 1, 2016, Van Eck Global and all of its businesses and investment offerings will operate under the single global brand VanEck. Accordingly, Van Eck Funds will be renamed VanEck Funds. The Funds’ names will remain the same.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE